EX-99.1


Bear Stearns Structured Products, Inc.
Grantor Trust Certificates



Distribution Date:       3/25/2008


Bear Stearns Structured Products, Inc.
Grantor Trust Certificates
Series 2008-R1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class             CUSIP           Record       Certificate           Certificate            Beginning             Interest
                                             Date             Class          Pass-Through          Certificate         Distribution
                                                        Description                  Rate              Balance
          A-1            07402WAA6       02/29/2008            SEN               5.99155%        78,823,743.07           393,563.90
          A-2            07402WAB4       02/29/2008            SEN               5.99155%         6,027,898.09            30,097.06

Totals                                                                                           84,851,641.16           423,660.96


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                   861,888.88              0.00        77,961,854.19         1,255,452.78              0.00
          A-2                    65,911.34              0.00         5,961,986.75            96,008.40              0.00

Totals                          927,800.22              0.00        83,923,840.94         1,351,461.18              0.00



Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.
All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distributions Junior Certificates

         Class                      Original           Beginning                                 Accretion
                                        Face         Certificate           Principal
                                      Amount             Balance                 Due
          A-1                  78,858,120.00       78,823,743.07          861,888.88              0.00
          A-2                   6,030,527.00        6,027,898.09           65,911.34              0.00

Totals                         84,888,647.00       84,851,641.16          927,800.22              0.00


                                          Principal Distributions Junior Certificates (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                  Loss (1)         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00        861,888.88        77,961,854.19                0.98863445           861,888.88
          A-2                         0.00         65,911.34         5,961,986.75                0.98863445            65,911.34

Totals                                0.00        927,800.22        83,923,840.94                0.98863445           927,800.22


Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.




                                            Principal Distributions Junior Certificate Factors

         Class                    Original             Beginning                                 Accretion
                                      Face           Certificate              Principal
                                    Amount               Balance                    Due
          A-1                78,858,120.00          999.56406607            10.92961486         0.00000000
          A-2                 6,030,527.00          999.56406629            10.92961527         0.00000000


                                      Principal Distributions Junior Certificate Factors (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                Loss (1)             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           10.92961486           988.63445121           0.98863445           10.92961486
          A-2                 0.00000000           10.92961527           988.63445102           0.98863445           10.92961527

(1)Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.



                                                 Interest Distributions Junior Certificates

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            02/01/08 - 02/29/08    30          5.99155%     78,823,743.07          393,563.90                   0.00
          A-2            02/01/08 - 02/29/08    30          5.99155%      6,027,898.09           30,097.06                   0.00

Totals                                                                                          423,660.96                   0.00



                                          Interest Distributions Junior Certificates (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         393,563.90                0.00            77,961,854.19
          A-2                         0.00                0.00          30,097.06                0.00             5,961,986.75

Totals                                0.00                0.00         423,660.96                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.

                                             Interest Distributions Junior Certificate Factors

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                  78,858,120.00       5.99155%             999.56406607            4.99078472            0.00000000
          A-2                   6,030,527.00       5.99155%             999.56406629            4.99078439            0.00000000

                                        Interest Distributions Junior Certificate Factors (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.99078472            0.00000000           988.63445121
          A-2                   0.00000000            0.00000000           4.99078439            0.00000000           988.63445102

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.
Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      12                  0                    0                   0                    12
             6,426,893.45        0.00                 0.00                0.00                 6,426,893.45

60 Days      8                   0                    0                   0                    8
             4,885,133.75        0.00                 0.00                0.00                 4,885,133.75

90 Days      0                   1                    0                   0                    1
             0.00                669,000.00           0.00                0.00                 669,000.00

120 Days     1                   0                    0                   0                    1
             949,734.02          0.00                 0.00                0.00                 949,734.02

150 Days     1                   0                    0                   0                    1
             528,000.00          0.00                 0.00                0.00                 528,000.00

180+ Days    0                   0                    6                   1                    7
             0.00                0.00                 4,273,850.00        481,500.00           4,755,350.00

Totals       22                  1                    6                   1                    30
             12,789,761.22       669,000.00           4,273,850.00        481,500.00           18,214,111.22

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.966962%           0.000000%            0.000000%           0.000000%            0.966962%
             0.846481%           0.000000%            0.000000%           0.000000%            0.846481%

60 Days      0.644641%           0.000000%            0.000000%           0.000000%            0.644641%
             0.643417%           0.000000%            0.000000%           0.000000%            0.643417%

90 Days      0.000000%           0.080580%            0.000000%           0.000000%            0.080580%
             0.000000%           0.088114%            0.000000%           0.000000%            0.088114%

120 Days     0.080580%           0.000000%            0.000000%           0.000000%            0.080580%
             0.125089%           0.000000%            0.000000%           0.000000%            0.125089%

150 Days     0.080580%           0.000000%            0.000000%           0.000000%            0.080580%
             0.069542%           0.000000%            0.000000%           0.000000%            0.069542%

180+ Days    0.000000%           0.000000%            0.483481%           0.080580%            0.564061%
             0.000000%           0.000000%            0.562906%           0.063418%            0.626324%

Totals       1.772764%           0.080580%            0.483481%           0.080580%            2.417405%
             1.684530%           0.088114%            0.562906%           0.063418%            2.398967%

                                                  CREDIT SUPPORT

                     Original $             Original %          Current $                Current %
Class A2          78,858,120.00                0.0000%      77,961,854.19                 10.2691%
Class A1                   0.00                0.0000%               0.00                  0.0000%

Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure

                                                ADMINISTRATION FEES
Certificate Administration Fee                                                                0.00

                                              Underlying Collateral Information

                                                                      Class Portion of                       Ending Class
                                 Class                Class            Non-Supported           Class            Prinicpal
Issuer  Deal          Class      Principal Paid       Interest Paid    Interest Shortfall      Losses           Balance
BST    2007-3       III-A-1         927,800.21        423,660.96             0.00                 0.00          83,923,841.33

Totals                              927,800.21        423,660.96             0.00                 0.00          83,923,841.33



                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
BST    2007-3        759,185,306.13                0.00                       0.00                      1,241

Totals               759,185,306.13                0.00                       0.00                      1,241



                                              Underlying Delinquency Information

                           30 to 60 Days             60 to 90 Days                   90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count         Amount

BST     2007-3        12      6,426,893.45        8      4,885,133.75            2       1,477,734.02

Totals                12      6,426,893.45        8      4,885,133.75            2       1,477,734.02



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 BST      2007-3          1           669,000.00          6     4,273,850.00            1          481,500.00

Totals                    1           669,000.00          6     4,273,850.00            1          481,500.00



                                                 SUPPLEMENTAL REPORTING

Closing Date
January 16, 2008.

Distribution Date
Each Underlying Certificate Distribution Date, commencing in January 2008, except for the first Distribution Date,
which will be January 28, 2008.    If, at any time, the trustee for the Underlying Certificates is no longer Wells
Fargo Bank, N.A., and the Trustee for the Certificates determines that it is impractical for distributions on the Certificates to be made on the Underlying Certificate Distribution Date, the Distribution Date will be changed at the Trustee's discretion to one Business Day after the Underlying Distribution Date.

Interest Accrual Period
Interest will accrue on each class of offered certificates during each one-month period ending on the last day of the month preceding the month in which each distribution date occurs.  The initial interest accrual period will be deemed to be the one-month period receding the closing date.

Record Date
For the Certificates and the first Distribution Date, the Closing Date, and for any Distribution Date thereafter, the last Business Day of the month preceding the month in which such Distribution Date occurs.

Trustee
Wells Fargo Bank, N.A.

Business Day
Any day other than a Saturday, a Sunday or a day on which the Federal Reserve Bank of New York is closed or on which banking institutions in New York or in any city in which the Corporate Trust Office of the Trustee is located are authorized or obligated by law or executive order to close.

